Investments in Servicing Related Assets	3 Months Ended
Mar. 31, 2020
Investments in Servicing Related Assets [Abstract]
Investments in Servicing Related Assets
Note 5 — Investments in Servicing Related Assets

Aurora’s MSR portfolio of Fannie Mae, Freddie Mac and Ginnie Mae MSRs have an aggregate UPB of approximately $30.0 billion as of March 31, 2020.

The following is a summary of the Company’s Servicing Related Assets as of the dates indicated (dollars in thousands):

Servicing Related Assets Summary

As of March 31, 2020

	Unpaid Principal Balance	Cost Basis		Carrying Value(A)	Weighted Average Coupon	Weighted Average Maturity (Years)(B)	Year to Date Changes in Fair Value Recorded in Other Income (Loss)
MSRs
Conventional	$27,184,142	$288,741	(C)	$203,742	4.19%	26.6	$(84,999)
Government	2,792,881	27,754	(C)	18,900	3.37%	25.6	(8,854)
MSR Total/Weighted Average	$29,977,023	$316,495		$222,642	4.12%	26.5	$(93,853)

As of December 31, 2019

	Unpaid Principal Balance	Cost Basis		Carrying Value(A)	Weighted Average Coupon	Weighted Average Maturity (Years)(B)	Changes in Fair Value Recorded in Other Income (Loss)
MSRs
Conventional	$26,142,780	$357,667	(C)	$263,357	4.27%	26.8	$(94,310)
Government	2,925,346	40,216	(C)	27,754	3.37%	25.8	(12,462)
MSR Total/Weighted Average	$29,068,126	$397,883		$291,111	4.18%	26.7	$(106,772)

(A)	Carrying value approximates the fair value of the pools (see Note 9).
(B)	The weighted average maturity represents the weighted average expected timing of the receipt of cash flows of each investment.
(C)	MSR cost basis consists of the carrying value of the prior period, adjusted for any purchases, sales and principal paydowns of the underlying mortgage loans.

The tables below summarize the geographic distribution for the states representing 5% or greater of the aggregate UPB of the residential mortgage loans underlying the Servicing Related Assets as of the dates indicated:

Geographic Concentration of Servicing Related Assets

As of March 31, 2020

Percentage of Total Outstanding Unpaid Principal Balance
California	12.9%
Texas	6.3%
Maryland	5.9%
Virginia	5.4%
New York	5.3%
All other	64.2%
Total	100.0%

As of December 31, 2019

Percentage of Total Outstanding Unpaid Principal Balance
California	13.4%
Texas	6.2%
Maryland	5.6%
New York	5.1%
Virginia	5.1%
All other	64.6%
Total	100.0%

Geographic concentrations of investments expose the Company to the risk of economic downturns within the relevant states. Any such downturn in a state where the Company holds significant investments could affect the underlying borrower’s ability to make the mortgage payment and, therefore, could have a meaningful, negative impact on the Company’s Servicing Related Assets.